UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-3111
                                    811-21301

Name of Fund:  CMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA Tax-Exempt Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)

                               Beneficial
                                 Interest    Mutual Funds                                                               Value
                            $   7,647,271    Master Tax-Exempt Trust                                              $     8,176,314

                                             Total Mutual Funds (Cost - $8,176,314) - 100.0%                            8,176,314

Total Investments (Cost - $8,176,314) - 100.0%                                                                          8,176,314
Liabilities in Excess of Other Assets - (0.0%)                                                                            (2,566)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $     8,173,748
                                                                                                                  ===============


Master Tax-Exempt Trust


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                      Value
Alabama - 2.9%        $  59,405    Alabama Special Care Facilities Financing Authority, Mobile Revenue
                                   Refunding Bonds (Ascension Health Credit), VRDN, Series B, 3.95% due
                                   11/15/2039 (j)                                                                    $     59,405
                         33,200    Birmingham, Alabama, Special Care Facilities, Financing Authority, Revenue
                                   Refunding Bonds (Ascension Health Credit), VRDN, Series B, 3.90% due
                                   11/15/2039 (j)                                                                          33,200
                         22,000    Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company Project), VRDN,
                                   Series E, 3.95% due 10/01/2022 (j)                                                      22,000
                         20,000    Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company Project), VRDN,
                                   AMT, 4.05% due 11/01/2021 (j)                                                           20,000
                         12,200    Daphne, Alabama, Special Care Facilities Financing Authority, Revenue Refunding
                                   Bonds (Presbyterian), VRDN, Series B, 4.07% due 8/15/2023 (a)(j)                        12,200
                          1,000    Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco Chemical
                                   Company Project), VRDN, AMT, 4.01% due 11/01/2035 (j)                                    1,000
                          4,255    Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, VRDN, Series
                                   2002-6009, Class A, 4.02% due 1/01/2043 (f)(j)                                           4,255
                          7,835    Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                                   VRDN, Series 2002, Class 6015, 4.02% due 2/01/2032 (b)(j)                                7,835
                          3,000    Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                                   VRDN, Series 2002, Class 6016, 4.02% due 2/01/2038 (b)(j)                                3,000
                         91,600    Jefferson County, Alabama, Limited Obligation School Warrants, VRDN, Series B,
                                   3.99% due 1/01/2027 (a)(j)                                                              91,600
                          5,000    Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6, 3.98%
                                   due 2/01/2040 (j)(n)                                                                     5,000

Alaska - 2.7%            19,400    Alaska Industrial Development and Export Authority Revenue Bonds, ROCS, VRDN,
                                   Series II-R-320, 4.01% due 4/01/2034 (e)(j)                                             19,400
                         80,000    Alaska State Housing Financing Corporation, Collateralized Revenue Bonds
                                   (Veterans Mortgage Program), AMT, 3.43% due 12/01/2006 (i)                              80,000
                          2,210    Anchorage, Alaska, Electric Utility Revenue Refunding Bonds, PUTTERS, VRDN,
                                   Series 1128, 4.01% due 6/01/2013 (f)(j)                                                  2,210
                          6,215    Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552, 4.01% due 6/01/2012 (f)(j)             6,215
                         18,700    Anchorage, Alaska, GO, TAN, 4.50% due 12/28/2006                                        18,804




Portfolio Abbreviations for Master Tax-Exempt Trust


ACES (SM)  Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



Master Tax-Exempt Trust


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                           Face
State                    Amount    Municipal Bonds                                                                      Value
Alaska                $  28,850    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc.
(concluded)                        Project), VRDN, Series A, 3.96% due 6/01/2037 (j)                                 $     28,850
                         30,000    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc.
                                   Project), VRDN, Series B, 3.91% due 7/01/2037 (j)                                       30,000
                          3,580    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (ConocoPhillips Company
                                   Project), VRDN, 3.77% due 5/01/2007 (j)                                                  3,580
                         49,650    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (ConocoPhillips Company
                                   Project), VRDN, Series C, 3.68% due 6/01/2007 (j)                                       49,650

Arizona - 2.2%           33,000    Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A,
                                   3.93% due 12/15/2018 (j)                                                                33,000
                          5,000    Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                   System), VRDN, Series A, 3.96% due 1/01/2029 (f)(j)                                      5,000
                          4,440    Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                   System), VRDN, Series B, 3.90% due 1/01/2035 (b)(j)                                      4,440
                         10,000    Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                   Series 420, 4.03% due 1/01/2010 (j)                                                     10,000
                         45,421    Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                                   Series 1165, 4.04% due 8/01/2006 (j)                                                    45,421
                         20,000    McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State
                                   University Project), VRDN, Series A, 3.97% due 7/01/2045 (a)(j)                         20,000
                         32,290    Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA, VRDN, AMT,
                                   Series A, 4.07% due 2/02/2009 (j)                                                       32,290
                          2,400    Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                   Revenue Bonds, PUTTERS, VRDN, Series 1306, 4.04% due 1/01/2026 (b)(j)                    2,400
                          4,775    Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                   Revenue Bonds, TOCS, VRDN, Series Z-11, 4.04% due 5/08/2034 (b)(j)                       4,775
                          4,095    Phoenix, Arizona, IDA, Government Office Lease Revenue Refunding Bonds, PUTTERS,
                                   VRDN, Series 1119, 4.01% due 9/15/2013 (a)(j)                                            4,095
                          8,692    Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 5.03% due 2/04/2012 (j)     8,692
                         29,400    Salt River Project Agricultural Improvement and Power District, Arizona, CP, 3.30%
                                   due 7/07/2006                                                                           29,400

Arkansas - 1.5%           7,000    Arkansas State Development Finance Authority, Environmental Facilities Revenue
                                   Bonds (Teris LLC Project), VRDN, AMT, 4.03% due 3/01/2021 (j)                            7,000
                         51,475    Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds, FLOATS,
                                   VRDN, AMT, Series 1139, 4.04% due 2/01/2008 (j)                                         51,475
                         46,232    Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds, VRDN,
                                   5.152% due 9/01/2006 (j)                                                                46,232
                         17,179    Morgan Keegan Municipal Products, Inc., VRDN, AMT, 4.07% due 9/01/2006 (j)              17,179
                         10,695    University of Arkansas, University Revenue Bonds, FLOATS, VRDN, Series 1397,
                                   4.01% due 11/01/2036 (a)(j)                                                             10,695

California - 1.1%         4,965    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 591, 4.02% due 3/01/2014 (f)(j)                                                   4,964
                         32,250    California School Cash Reserve Program Authority, Pooled Revenue Bonds, Series A,
                                   4% due 7/06/2006                                                                        32,257
                         17,500    California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 3.98% due
                                   7/01/2017 (j)                                                                           17,500
                          8,090    California State, GO, MERLOTS, VRDN, Series B-45, 4% due 10/01/2029 (j)                  8,090
                         30,485    Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 4.34%
                                   due 12/01/2006 (j)                                                                      30,485
                          4,800    San Francisco, California, City and County Airport Commission, International
                                   Airport Revenue Refunding Bonds, VRDN, Second Series, Issue 33J, 3.85% due
                                   5/01/2026 (j)(n)                                                                         4,800

Colorado - 2.4%           7,725    Adams County, Colorado, School District Number 012, GO, ROCS, VRDN, Series
                                   II-R-1045, 4.01% due 12/15/2022 (e)(j)                                                   7,725
                          3,200    Colorado Department of Transportation Revenue Bonds, ROCS, VRDN, Series II-R-4046,
                                   4.01% due 12/15/2016 (a)(j)                                                              3,200
                         10,030    Colorado Department of Transportation Revenue Refunding Bonds, PUTTERS, VRDN,
                                   Series 318, 4.01% due 6/15/2015 (f)(j)                                                  10,030
                         11,280    Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                   (National Jewish Federation Bond Program Project), VRDN, Series A-1, 4% due
                                   9/01/2033 (j)                                                                           11,280
                         11,590    Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                   (National Jewish Federation Bond Program Project), VRDN, Series A-6, 4% due
                                   2/01/2025 (j)                                                                           11,590
                         22,600    Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                   (National Jewish Federation Bond Program Project), VRDN, Series A-8, 4% due
                                   9/01/2035 (j)                                                                           22,600
                         10,000    Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                   (National Jewish Federation Bond Program Project), VRDN, Series C-1, 4% due
                                   9/01/2035 (j)                                                                           10,000
                          3,795    Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                                   Initiatives), VRDN, Series B-1, 4% due 3/01/2023 (j)                                     3,795
                          7,000    Colorado School Mines Development Corporation, Revenue Refunding Bonds, VRDN,
                                   4.12% due 9/01/2026 (j)                                                                  7,000
                         40,000    Colorado State, General Fund, RAN, 4.50% due 6/27/2007                                  40,271
                         12,870    Dawson Ridge Metropolitan District Number 1, Colorado, GO, Refunding, FLOATS,
                                   VRDN, Series Z-12, 4.04% due 6/07/2019 (j)                                              12,870
                          5,830    Denver, Colorado, City and County Airport Revenue Refunding Bonds, MERLOTS, VRDN,
                                   AMT, Series  A61, 4.06% due 11/15/2012 (b)(j)                                            5,830
                         10,242    Denver, Colorado, City and County S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
                                   Series A, 5.248% due 10/25/2006 (j)                                                     10,242
                          2,906    E-470 Public Highway Authority, Colorado, Revenue Bonds, TOCS, VRDN, Series Z-9,
                                   4.04% due 10/01/2021 (f)(j)                                                              2,906
                          2,835    E-470 Public Highway Authority, Colorado, Revenue Refunding Bonds, FLOATS, VRDN,
                                   Series 997, 4.04% due 3/01/2036 (f)(j)                                                   2,835
                            752    El Paso County, Colorado, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series
                                   1136, 4.04% due 11/01/2008 (j)                                                             752
                          7,900    Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                                   AMT, Series B, 4.10% due 4/01/2014 (j)                                                   7,900
                         14,700    Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                                   Series A, 4% due 4/01/2016 (j)                                                          14,700
                         18,200    Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds, VRDN,
                                   Sub-Lien, Series S-1, 3.96% due 6/01/2018 (j)                                           18,200
                          6,500    University of Colorado Hospital Authority Revenue Bonds, ROCS, VRDN, Series
                                   II-R-573CE, 4.02% due 11/15/2040 (j)                                                     6,500

Connecticut - 0.5%        9,500    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                   (Quinnipiac University), VRDN, Series F, 3.91% due 7/01/2031 (h)(j)                      9,500
                         13,070    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (Ascension Health Credit), VRDN, Series B, 3.92% due 11/15/2029 (j)               13,070
                         14,800    Eagle Tax-Exempt Trust, Connecticut, GO, VRDN, Series 96-0701, 4.01% due
                                   11/15/2007 (j)                                                                          14,800
                          9,000    Meriden, Connecticut, GO, BAN, 4% due 8/04/2006                                          9,009

Delaware - 1.1%          33,000    Delaware State EDA Revenue Bonds (Hospital Billing and Collection), VRDN,
                                   Series C, 3.90% due 12/01/2015 (j)                                                      33,000
                          2,135    Delaware State Housing Authority, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-359,
                                   4.05% due 7/01/2035 (e)(j)                                                               2,135
                         16,460    Delaware Transportation Authority, Senior Transportation System Revenue Refunding
                                   Bonds, 5% due 7/01/2006                                                                 16,461
                         12,400    GS Pool Trust, Delaware, FLOATS, VRDN, AMT, Series 35TP, 4.10% due 8/01/2049 (j)        12,400
                         37,089    GS Pool Trust, Delaware, FLOATS, VRDN, Series 1, 4.10% due 6/02/2012 (j)                37,088


District of Columbia -    4,000    District of Columbia, Ballpark Revenue Bonds, PUTTERS, VRDN, Series 1325, 4.01%
1.9%                               due 2/01/2014 (b)(j)                                                                     4,000
                         17,350    District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62, 4% due
                                   6/01/2017 (a)(j)                                                                        17,350
                         12,640    District of Columbia, GO, Refunding, VRDN, Series C, 4% due 6/01/2026 (b)(j)            12,640
                         96,600    District of Columbia, GO, TRAN, 4% due 9/29/2006                                        96,784
                         17,025    District of Columbia, Hospital Revenue Bonds, FLOATS, VRDN, Series 712, 4.01%
                                   due 7/15/2019 (j)                                                                       17,025
                         26,265    District of Columbia, Water and Sewer Authority, Public Utility Revenue Bonds,
                                   FLOATS, VRDN, Series 1125, 4.01% due 10/01/2033 (b)(j)                                  26,265

Florida - 3.1%           13,885    Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                                   MSTR, VRDN, Series SGA-38, 4.03% due 9/01/2021 (f)(j)                                   13,885
                         15,500    Eagle Tax-Exempt Trust, Florida State Board of Education, GO, VRDN, Series
                                   2005-0057, Class A, 4.02% due 6/01/2035 (j)                                             15,500
                          4,995    Eclipse Funding Trust, Solar Eclipse Certificates, Gainesville, Florida,
                                   Utilities System Revenue Refunding Bonds, VRDN, Series 2006-0027, 4% due
                                   10/01/2013 (e)(j)                                                                        4,995
                          8,000    Florida State Board of Education, GO, MSTR, VRDN, Series SGA-139, 4.03% due
                                   6/01/2032 (f)(j)                                                                         8,000
                          6,220    Florida State Board of Education, Lottery Revenue Bonds, FLOATS, VRDN, Series
                                   858, 4.01% due 1/01/2017 (f)(j)                                                          6,220
                          2,845    Florida State Board of Education, Lottery Revenue Bonds, ROCS, VRDN, Series
                                   II-R-4521, 4.01% due 7/01/2020 (b)(j)                                                    2,845
                         20,915    Florida State Department of  Environmental Protection, Preservation Revenue
                                   Refunding Bonds, Series B, 5% due 7/01/2006 (f)                                         20,916
                         27,985    Florida State, Revenue Refunding Bonds, MERLOTS, VRDN, Series A-22, 3.35% due
                                   7/01/2027 (j)                                                                           27,985
                          4,100    Gainesville, Florida, Utilities System Revenue Refunding Bonds, VRDN, Series C,
                                   3.98% due 10/01/2026 (j)                                                                 4,100
                          6,000    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                   Bonds (Adventist Health System), VRDN, Series C, 4% due 11/15/2021 (j)                   6,000
                          3,955    Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
                                   MERLOTS, VRDN, AMT, Series A18, 4.06% due 10/01/2013 (f)(j)                              3,955
                         15,000    Jacksonville, Florida, Electric Authority, CP, 3.22% due 7/07/2006                      15,000
                          4,595    Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, VRDN, Series B26, 4.01%
                                   due 10/01/2027 (f)(j)                                                                    4,595
                          4,700    Lakeland, Florida, Energy System Revenue Bonds, VRDN, Series A, 3.99% due
                                   10/01/2035 (j)                                                                           4,700
                         24,100    Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                                   VRDN, 3.96% due 7/15/2022 (j)                                                           24,100
                          5,855    Miami-Dade County, Florida, GO, ROCS, VRDN, Series II-R-387, 4% due
                                   7/01/2028 (b)(j)                                                                         5,855
                          6,000    Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN,
                                   Series Z-9, 4.04% due 4/17/2015 (f)(j)                                                   6,000
                         15,700    North Broward, Florida, Hospital District Revenue Refunding Bonds, VRDN,
                                   Series B, 3.96% due 1/15/2031 (g)(j)                                                    15,700
                         32,195    Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 532, 4.01% due 11/15/2015 (a)(j)                                                 32,195
                         17,245    Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 830, 4.01% due 11/15/2022 (e)(j)                                                 17,245
                          2,250    Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds,
                                   VRDN, Sub-Series A-2, 3.95% due 7/01/2040 (a)(j)                                         2,250
                         10,000    Palm Beach County, Florida, Health Facilities Authority, CP, 3.80% due 7/27/2006        10,000
                          1,765    Reedy Creek Improvement District, Florida, Utilities Revenue Bonds, ROCS, VRDN,
                                   Series II-R-4027, 3.52% due 7/13/2006 (f)(j)                                             1,765
                         17,000    Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, VRDN,
                                   3.95% due 7/01/2016 (a)(j)                                                              17,000
                          2,135    Volusia County, Florida, School Board, COP, PUTTERS, VRDN, Series 970, 4.01% due
                                   2/01/2013 (f)(j)                                                                         2,135
                          5,500    Volusia County, Florida, School Board, COP, ROCS, VRDN, Series II-R-2212, 4.01%
                                   due 8/01/2023 (f)(j)                                                                     5,500

Georgia - 2.1%            4,215    Albany-Dougherty County, Georgia, Hospital Authority Revenue Refunding Bonds,
                                   FLOATS, VRDN, Series L3J, 4.01% due 9/01/2020 (a)(j)                                     4,215
                         16,300    Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                                   VRDN, Second Series, 4.01% due 12/01/2018 (j)                                           16,300
                         12,500    Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds (Atlantic Station), VRDN,
                                   4.07% due 12/01/2024 (j)                                                                12,500
                          4,000    Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing Revenue Bonds
                                   (Lindbergh City Center Apartment Project), VRDN, AMT, 4.04% due 11/01/2044 (j)           4,000
                          4,200    Atlanta, Georgia, Water and Wastewater Revenue Bonds, FLOATS, VRDN, Series 1355,
                                   4.01% due 11/01/2034 (e)(j)                                                              4,200
                          3,000    Atlanta, Georgia, Water and Wastewater Revenue Bonds, MSTR, VRDN, SGA-145, 4.03%
                                   due 11/01/2033 (f)(j)                                                                    3,000
                          8,000    Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, VRDN, Series
                                   SGS-140, 4.03% due 10/01/2032 (e)(j)                                                     8,000
                         10,545    Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                   (Delta Air Lines Project), VRDN, AMT, Series B, 4.12% due 5/01/2035 (j)                 10,545
                          6,500    Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                   (Delta Air Lines Project), VRDN, AMT, Series C, 4.12% due 5/01/2035 (j)                  6,500
                         10,135    Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                   (Delta Air Lines Project), VRDN, Series A, 4.04% due 6/01/2029 (j)                      10,135
                         50,000    Cobb County, Georgia, School District, 4.50% due 12/29/2006                             50,315
                          9,100    Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                                   VRDN, Series 2005-0009, Class A, 4.02% due 11/01/2043 (e)(j)                             9,100
                          4,475    Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                                   VRDN, Series A, 4.02% due 11/01/2028 (e)(j)                                              4,475
                          6,815    Georgia Municipal Electric Authority, Power Revenue Bonds (MACON Trust), VRDN,
                                   Series E, 4% due 1/01/2017 (j)                                                           6,815
                          2,585    Gwinnett County, Georgia, Development Authority, COP, ROCS, VRDN, Series II-R-6009,
                                   4.01% due 1/01/2021 (f)(j)                                                               2,585
                         13,000    Macon-Bibb County, Georgia, Urban Development Authority, Revenue Bonds (Bibb
                                   County Law Enforcement Center Project), VRDN, 3.98% due 7/01/2025 (j)                   13,000
                         20,000    Monroe County, Georgia, Development Authority, PCR (Georgia Power Company -
                                   Scherer), Second Series 95, 3.76% due 6/01/2007                                         20,000

Hawaii - 0.6%             7,930    Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 4.02% due
                                   7/01/2011 (e)(j)                                                                         7,930
                          7,500    Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox Memorial
                                   Hospital), VRDN, Series B-2, 4.10% due 7/01/2033 (h)(j)                                  7,500
                         17,365    Hawaii State, GO, ROCS, VRDN, Series II-R-1044, 3.52% due 7/01/2015 (e)(j)              17,365
                          1,990    Hawaii State, Revenue Bonds, ROCS, VRDN, Series II-R-6504, 4.01% due
                                   10/01/2024 (f)(j)                                                                        1,990
                         15,995    Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2002-186,
                                   Class A, 4.03% due 2/25/2021 (f)(j)                                                     15,995

Illinois - 7.3%          14,285    ABN AMRO MuniTops Certificates Trust, Chicago, Illinois, GO, VRDN, Series 2001-31,
                                   4% due 1/01/2009 (b)(j)                                                                 14,285
                         29,165    Aurora, Illinois, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1152,
                                   4.04% due 6/01/2040 (j)                                                                 29,164
                          1,816    Aurora, Illinois, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1154,
                                   4.04% due 6/01/2040 (j)                                                                  1,816
                         11,852    Aurora (Kane, DuPage and Will Counties) and Springfield (Sangamon County),
                                   Illinois, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1021, 3.54%
                                   due 9/01/2006 (j)                                                                       11,851
                          4,980    Boone, McHenry & DeKalb Counties, Illinois, Community Unit School District
                                   Number 100, GO, FLOATS, VRDN, Series 1138, 4.04% due 12/01/2020 (f)(j)                   4,980
                          6,000    Chicago, Illinois, Board of Education, GO, TOCS, VRDN, Series Z-8, 4.04%
                                   due 10/28/2025 (b)(j)                                                                    6,000
                          3,160    Chicago, Illinois, GO, TOCS, VRDN, Series Z-10, 4.04% due 6/29/2029 (b)(j)               3,160
                         10,100    Chicago, Illinois, GO, 3.35% due 12/07/2006                                             10,100
                          9,635    Chicago, Illinois, GO, VRDN, Series B, 4% due 1/01/2012 (j)                              9,635
                          5,775    Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2021, 4.01% due 1/01/2020 (a)(j)                                                    5,775
                          6,330    Chicago, Illinois, O'Hare International Airport Revenue Bonds (MACON Trust),
                                   VRDN, Series A, 3.79% due 1/01/2018 (f)(j)                                               6,330
                          2,700    Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                   Series II-R-239, 4.05% due 1/01/2022 (e)(j)                                              2,700
                          5,995    Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                   Series II-R-250, 4.05% due 1/01/2034 (g)(j)                                              5,995
                          9,375    Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, Series
                                   II-R-556, 4.01% due 1/01/2029 (f)(j)                                                     9,375
                          6,740    Chicago, Illinois, Park District, GO, Refunding, ROCS, VRDN, Series II-R-4002,
                                   4.01% due 1/01/2023 (b)(j)                                                               6,740
                          3,350    Cook County, Illinois, GO, Refunding, ROCS, VRDN, Series II-R-2063, 4.01% due
                                   11/15/2021 (f)(j)                                                                        3,350
                         11,000    Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309,
                                   4.02% due 12/01/2026 (j)                                                                11,000
                          9,900    Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301, 4.02%
                                   due 1/01/2017 (j)                                                                        9,900
                          7,155    Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 2006-0001 Class-A,
                                   4.02% due 1/01/2034 (e)(j)                                                               7,155
                         30,000    Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303, 4.02%
                                   due 11/15/2025 (a)(j)                                                                   30,000
                         11,000    Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 01, Class 1307, 4.02%
                                   due 11/01/2022 (j)                                                                      11,000
                         11,100    Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 02, Class 1302, 4.02%
                                   due 2/01/2027 (j)                                                                       11,100
                          3,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                   Dedicated State Tax Revenue Bonds, VRDN, Series 2004-0030, Class A, 4.02% due
                                   6/15/2042 (f)(j)                                                                         3,000
                          5,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                   VRDN, Series 2002-6001, Class A, 4.02% due 12/15/2028 (j)                                5,000
                          2,000    Eagle Tax-Exempt Trust, Regional Transportation Authority, Illinois, Revenue
                                   Bonds, VRDN, Series 2005-0003, Class A, 4.02% due 6/01/2034 (e)(j)                       2,000
                         10,750    Eclipse Funding Trust, Solar Eclipse Certificates, Illinois, GO, Refunding, VRDN,
                                   Series 2006-0038, 4% due 1/01/2028 (e)(j)                                               10,750
                          5,000    Illinois Development Finance Authority, Water Facilities Revenue Refunding
                                   Bonds (Illinois American Water Company), VRDN, AMT, 4.08% due 3/01/2032 (f)(j)           5,000
                          8,450    Illinois Educational Facilities Authority Revenue Bonds (Art Institute of Chicago),
                                   VRDN, 3.98% due 3/01/2027 (j)                                                            8,450
                          6,265    Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT,
                                   Series A, 4.05% due 5/01/2037 (j)                                                        6,265
                            450    Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT,
                                   Series B, 4.12% due 5/01/2037 (j)                                                          450
                         50,000    Illinois Health Facilities Authority, CP, 3.50% due 8/10/2006                           50,000
                         10,000    Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled, VRDN,
                                   Series B, 4% due 8/01/2020 (j)                                                          10,000
                          2,940    Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 4.07% due
                                   12/15/2020 (a)(j)                                                                        2,940
                         12,500    Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage
                                   Health System), VRDN, Series B, 4% due 11/01/2038 (j)                                   12,500
                          1,750    Illinois State, GO (MACON Trust), VRDN, Series L, 4.01% due 1/01/2031 (j)                1,750
                          8,970    Illinois State, GO, MERLOTS, VRDN, Series B04, 4.01% due 12/01/2024 (e)(j)               8,970
                         16,435    Illinois State, GO, Refunding, FLOATS, VRDN, Series 743D, 4.01% due
                                   8/01/2015 (f)(j)(n)                                                                     16,435
                          5,820    Illinois State, GO, Refunding, MERLOTS, VRDN, Series A49, 4.01% due
                                   8/01/2013 (f)(j)                                                                         5,820
                         16,605    Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN, AMT,
                                   Series A-I, 4.03% due 9/01/2034 (f)(j)                                                  16,605
                          5,720    Kane County, Illinois, School District Number 129 (Aurora West Side), GO,
                                   Refunding, PUTTERS, VRDN, Series 1113, 4.01% due 2/01/2013 (b)(j)                        5,720
                          7,250    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                   Revenue Bonds, FLOATS, VRDN, Series 2006-6Z, 4.04% due 12/15/2032 (f)(j)                 7,250
                          5,030    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                   Revenue Bonds, FLOATS, VRDN, Series 2006-9Z, 4.04% due 12/15/2034 (f)(j)                 5,030
                          6,250    Municipal Securities Trust Certificates, Chicago, Illinois, Board of Education,
                                   GO, VRDN, Series 2005-237, Class A, 4.08% due 1/04/2024 (b)(j)(m)                        6,250
                         29,950    Municipal Securities Trust Certificates, Chicago O'Hare Airport, Illinois, Revenue
                                   Bonds, VRDN, AMT, Series 2001-151, Class A, 4% due 6/30/2015 (a)(j)(m)                  29,950
                         29,085    Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                   VRDN, Series 2001-145, Class A, 4.03% due 11/15/2029 (b)(j)                             29,085
                         33,895    Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                   VRDN, Series 2002-191, Class A, 4.03% due 3/18/2019 (b)(j)                              33,895
                         31,615    Municipal Securities Trust Certificates, Metropolitan Pier and Exposition
                                   Authority, Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157, Class A,
                                   4.03% due 10/05/2017 (b)(j)                                                             31,615
                         26,045    Municipal Securities Trust Certificates Revenue Refunding Bonds, Chicago O'Hare
                                   International Airport, Illinois, VRDN, AMT, Series 2000-93, Class A, 4% due
                                   10/04/2012 (a)(j)                                                                       26,045
                          7,815    Municipal Securities Trust Certificates, Revenue Refunding Bonds, Illinois
                                   Finance Authority, VRDN, Series 2006-253, Class A, 4.03% due 5/12/2014 (a)(j)            7,815
                         17,495    Municipal Securities Trust Certificates, Will County, Illinois, Community High
                                   School District Number 210, VRDN, Series 2006-265, Class A, 4.08% due 4/08/2021 (j)     17,495
                          2,170    Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN, Series A41,
                                   4.01% due 6/01/2017 (b)(j)                                                               2,170
                          2,755    Regional Transportation Authority, Illinois, Revenue Bonds (MACON Trust), VRDN,
                                   Series K, 4.01% due 7/01/2026 (f)(j)                                                     2,755
                         32,908    Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 818-D, 4.01% due 7/01/2033 (b)(j)                                          32,907
                         22,000    University of Illinois, University Revenue Refunding Bonds (South Campus Project),
                                   VRDN, Series A, 3.98% due 1/15/2022 (b)(j)                                              22,000
                          2,065    Will County, Illinois, Community Unit School District Number 365-U (Valley
                                   View), GO, Refunding, TOCS, VRDN, Series Z-10, 4.04% due 4/15/2020 (e)(j)                2,065
                         10,000    Will County, Illinois, M/F Housing Redevelopment, Revenue Refunding Bonds
                                   (Woodlands Crest Hill), VRDN, AMT, 4.04% due 2/15/2031 (d)(j)                           10,000

Indiana - 4.1%            5,380    Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS, VRDN, Series
                                   II-R-2065, 4.01% due 7/15/2020 (f)(j)                                                    5,380
                         13,000    Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 4% due
                                   10/01/2037 (j)                                                                          13,000
                         23,400    Indiana Bond Bank, Advance Funding Program Revenue Notes, Series A, 4.50% due
                                   2/01/2007                                                                               23,558
                         30,000    Indiana Health and Educational Facility Financing Authority, Revenue Refunding
                                   Bonds (Parkview Health System), VRDN, Series A, 3.95% due 11/01/2033 (a)(j)             30,000
                         54,400    Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Clarian
                                   Health Obligation Group), VRDN, Series C, 3.99% due 3/01/2030 (j)                       54,400
                         51,800    Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                                   (Clarian Health Partners), VRDN, Series B, 3.99% due 2/15/2026 (j)                      51,800
                         50,800    Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                                   (Clarian Health Partners), VRDN, Series C, 3.99% due 2/15/2026 (j)                      50,800
                            150    Indiana Health Facilities Financing Authority, Revenue Bonds (Capital Access
                                   Designated Pool), VRDN, 3.97% due 1/01/2012 (j)                                            150
                          9,000    Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension
                                   Health Credit Group), VRDN, Series A-3, 3.35% due 1/30/2007 (j)                          9,000
                         40,250    Indiana State Development Finance Authority, Environmental Revenue Bonds (PSI
                                   Energy Inc. Projects), VRDN, AMT, Series A, 4.10% due 12/01/2038 (j)                    40,250
                          2,000    Indiana State Development Finance Authority, IDR (Republic Services, Inc. Project),
                                   VRDN, AMT, 4.34% due 11/01/2035 (j)                                                      2,000
                          5,285    Indiana State Office Building Commission, Facilities Revenue Bonds, ROCS, VRDN,
                                   Series II-R-4534, 4.01% due 7/01/2020 (j)                                                5,285
                          1,984    Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 942D, 4.01% due 12/01/2022 (b)(j)                                           1,983
                          4,240    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding
                                   Bonds (MACON Trust), VRDN, Series S, 3.92% due 1/01/2021 (f)(j)                          4,240
                         34,995    Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Tax-Exempt,
                                   GO, VRDN, Series 2002-192, Class A, 4.01% due 6/18/2014 (f)(j)                          34,995
                         11,785    New Albany-Floyd County, Indiana, Independent School Building Corporation, Revenue
                                   Refunding Bonds, PUTTERS, VRDN, Series 879, 4.01% due 6/01/2013 (e)(j)                  11,785
                          6,585    Pike County, Indiana, Multi-School Building Corporation, Revenue Refunding Bonds,
                                   PUTTERS, VRDN, Series 1122, 4.01% due 7/15/2012 (f)(j)                                   6,585
                         25,000    Trustees of Indiana University, CP, 3.55% due 8/09/2006                                 25,000

Iowa - 0.6%              19,735    Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Iowa
                                   Health System), VRDN, Series B-3, 3.90% due 2/15/2035 (a)(j)                            19,735
                         22,000    Iowa Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group),
                                   VRDN, Series D, 3.97% due 12/01/2030 (j)                                                22,000
                         10,000    Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric), VRDN,
                                   Series A, 4.05% due 9/01/2016 (j)                                                       10,000

Kansas - 0.3%             3,975    Kansas State Department of Transportation, Highway Revenue Bonds, ROCS, VRDN,
                                   Series II-R-6020, 4.01% due 3/01/2019 (e)(j)                                             3,975

                         19,700    Kansas State Department of Transportation, Highway Revenue Refunding Bonds, VRDN,
                                   Series C-1, 3.93% due 9/01/2019 (j)                                                     19,700

                          2,775    Reno and Labette Counties, Kansas, S/F Mortgage Revenue Bonds, FLOATS, VRDN,
                                   Series 915, 4.04% due 12/01/2015 (j)                                                     2,775

Kentucky - 2.2%           3,775    Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                                   Chemicals Project), VRDN, AMT, 4.06% due 7/01/2021 (j)                                   3,775
                         20,454    Breckinridge County, Kentucky, Lease Program Revenue Bonds (Kentucky Association
                                   of Counties Leasing Trust), VRDN, Series A, 4% due 2/01/2032 (j)                        20,454
                         20,930    Carroll County, Kentucky, Solid Waste, CP, 3.68% due 8/11/2006                          20,930
                         14,000    Eagle Tax-Exempt Trust, Louisville and Jefferson Counties, Kentucky, Metropolitan
                                   Sewer District, Sewer and Drain System Revenue Bonds, VRDN, Series 2006-0053
                                   Class A, 4.02% due 5/15/2033 (b)(j)                                                     14,000
                         12,500    Jefferson County, Kentucky, CP, 3.72% due 7/12/2006                                     12,500
                         35,000    Jefferson County, Kentucky, CP, 3.77% due 7/12/2006                                     35,000
                          2,200    Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding
                                   Bonds, VRDN, Series B, 4.04% due 10/01/2030 (j)                                          2,200
                         16,505    Kentucky State Property and Buildings Commission, Revenue Refunding Bonds,
                                   PUTTERS, VRDN, Series 739, 4.03% due 2/01/2018 (f)(j)                                   16,505
                         36,475    Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS,
                                   VRDN, Series 488, 4.01% due 7/01/2009 (e)(j)                                            36,475
                          4,395    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                   and Drain System Revenue Bonds, ROCS, VRDN, Series II-R-304, 4.01% due
                                   5/15/2037 (b)(j)                                                                         4,395
                         12,765    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                   and Drain System Revenue Refunding Bonds, VRDN, Series B, 3.95% due 5/15/2023 (e)(j)    12,765
                         14,620    Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 4% due 9/01/2034 (j)      14,620

Louisiana - 2.0%         17,700    Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN,
                                   AMT, 4.12% due 3/01/2025 (j)                                                            17,700
                          3,625    East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds,
                                   FLOATS, VRDN, AMT, Series 996, 4.07% due 6/02/2008 (j)                                   3,625
                         17,349    Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue
                                   Bonds, VRDN, Series B, 4.344% due 12/03/2007 (j)                                        17,349
                         10,000    Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                   Revenue Bonds, PUTTERS, VRDN, Series 522, 4.03% due 12/01/2008 (j)                      10,000
                         25,000    Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                   Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 4% due
                                   1/01/2028 (e)(j)                                                                        25,000
                          5,510    Louisiana HFA, Mortgage Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series
                                   1066, 4.07% due 3/01/2036 (j)                                                            5,509
                         37,577    Louisiana HFA, Mortgage Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series
                                   1069, 4.07% due 12/01/2047 (j)                                                          37,577
                          1,819    Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 4.811% due
                                   3/01/2036 (j)                                                                            1,819
                          6,000    Louisiana Local Government, Environmental Facilities, Community Development
                                   Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT,
                                   4.17% due 12/01/2037 (j)                                                                 6,000
                          4,965    Louisiana Public Facilities Authority, Advanced Funding Revenue Bonds, Series
                                   A, 4.50% due 10/19/2006                                                                  4,987
                          3,475    Louisiana Public Facilities Authority, Advanced Funding Revenue Bonds, Series
                                   D, 4.50% due 10/19/2006                                                                  3,490
                            300    Louisiana Public Facilities Authority, Advanced Funding Revenue Bonds, Series
                                   E, 4.50% due 10/19/2006                                                                    301
                          2,850    Louisiana Public Facilities Authority Revenue Bonds (Air Products and Chemicals
                                   Project), VRDN, AMT, 4.06% due 12/01/2039 (j)                                            2,850
                         13,210    Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital
                                   Facilities Loan Program), VRDN, Series C, 4.47% due 7/01/2024 (j)                       13,210
                          8,100    New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                   ROCS, VRDN, Series II-R-4038, 4.04% due 7/15/2023 (a)(j)                                 8,100
                         11,500    New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Bonds, FLOATS,
                                   VRDN, AMT, Series 990, 4.07% due 6/02/2008 (j)                                          11,500
                          3,000    New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding Bonds,
                                   FLOATS, VRDN, AMT, Series 1137, 4.07% due 12/01/2044 (j)                                 3,000
                          4,400    South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                                   Petroleum), VRDN, 4% due 7/01/2018 (j)                                                   4,400

Maryland - 1.9%          35,700    Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                                   FLOATS, VRDN, 3.55% due 10/14/2011 (j)                                                  35,700
                          8,900    Maryland State Community Development Administration, Revenue Refunding Bonds
                                   (Department of Housing and Community Development), VRDN, Series F, 3.12%
                                   due 11/24/2006 (j)                                                                       8,900
                         36,360    Maryland State Health and Higher Educational Facilities Authority, Revenue
                                   Refunding Bonds, FLOATS, VRDN, Series 867, 4.01% due 7/01/2019 (b)(j)                   36,360
                         48,480    Metropolitan Washington Airports Authority, D.C., Airport System Revenue
                                   Refunding Bonds, MERLOTS, VRDN, AMT, Series C35, 2.98% due 10/01/2014 (f)(j)            48,480
                         17,500    Metropolitan Washington Airports Authority, D.C., CP, 3.60% due 7/26/2006               17,500
                          9,225    Metropolitan Washington Airports Authority, D.C., System Revenue Bonds, ROCS,
                                   VRDN, Series II-R-195, 4.05% due 10/01/2032 (b)(j)                                       9,225
                         14,000    Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding,
                                   VRDN, 4% due 3/01/2034 (j)                                                              14,000

Massachusetts - 2.2%     10,000    Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
                                   Class 2101, 4.02% due 6/15/2033 (j)                                                     10,000
                          7,495    Eagle Tax-Exempt Trust, Massachusetts State Water Resources Authority, Revenue
                                   Refunding Bonds, VRDN, Series 2006-0054 Class A, 4.02% due 8/01/2036 (a)(j)              7,495
                         20,000    Easton, Massachusetts, GO, BAN, 4.25% due 10/20/2006                                    20,070
                         12,000    Lawrence, Massachusetts, GO, BAN, 4.50% due 12/22/2006                                  12,059
                          8,000    Massachusetts State Development Finance Agency, Revenue Bonds (Suffolk University),
                                   VRDN, Series A, 4.02% due 7/01/2035 (j)(k)                                               8,000
                          2,700    Massachusetts State, GO, Refunding, VRDN, Series A, 3.94% due 9/01/2016 (j)              2,700
                         16,100    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Capital Asset Program), VRDN, Series E, 3.93% due 1/01/2035 (j)                        16,100
                         38,800    Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (Children's Hospital Project), VRDN, Series L-2, 3.96% due 10/01/2042 (a)(j)      38,800
                         10,500    Massachusetts State Heritage, CP, 3.48% due 7/07/2006                                   10,500
                         39,250    Massachusetts State Heritage, CP, 3.60% due 8/01/2006                                   39,250
                         20,400    Massachusetts State Industrial Finance Agency, CP, 3.43% due 8/03/2006                  20,400
                         15,000    Pembroke, Massachusetts, GO, Refunding, BAN, 4% due 8/03/2006                           15,015

Michigan - 3.6%           4,615    Detroit, Michigan, City School District, GO, VRDN, Series A, 4.05% due
                                   5/01/2029 (e)(j)                                                                         4,615
                             10    Detroit, Michigan, Sewage Disposal System Revenue Refunding Bonds, MERLOTS,
                                   VRDN, Series B-02, 4.01% due 7/01/2028 (e)(j)                                               10
                          9,755    Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, MSTR, VRDN, SGB 47-A,
                                   4.01% due 7/01/2028 (e)(j)                                                               9,755
                          6,900    Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System, VRDN,
                                   Series A, 4.02% due 1/01/2022 (b)(j)                                                     6,900
                         60,000    Michigan Municipal Bond Authority, Revenue Refunding Bonds, Series B-2, 4% due
                                   8/18/2006                                                                               60,074
                          4,975    Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-550, 4.01% due 10/15/2024 (a)(f)(j)                                                 4,975
                          4,260    Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2064, 4.01% due 10/15/2021 (f)(j)                                                   4,260
                         71,000    Michigan State, GO, Series A, 4.50% due 9/29/2006                                       71,214
                         57,900    Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health), VRDN,
                                   Series B-1, 3.90% due 11/15/2033 (j)                                                    57,900
                         30,995    Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit
                                   Group), VRDN, Series H, 3.97% due 11/01/2040 (g)(j)                                     30,995
                         22,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                                   VRDN, Series K, 4.01% due 11/15/2023 (f)(j)                                             22,000
                         32,610    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                   Health Credit Group), VRDN, Series E, 4.02% due 12/01/2030 (a)(j)                       32,610
                          5,615    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                   (Dow Chemical Project), VRDN, Series B-1, 4.12% due 6/01/2014 (j)                        5,615
                          5,300    Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding
                                   Bonds (William Beaumont Hospital), VRDN, Series T, 3.99% due 1/01/2020 (a)(j)            5,300
                          3,555    Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series II-R-4515,
                                   4.01% due 5/01/2023 (j)                                                                  3,555

Minnesota - 1.5%         16,250    City of Rochester, Minnesota, CP, 3.70% due 7/13/2006                                   16,250
                         16,000    City of Rochester, Minnesota, CP, 3.70% due 7/13/2006                                   16,000
                         16,758    Duluth, Minnesota, EDA, Health Care Facilities Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 895, 4.01% due 2/15/2020 (a)(j)                                            16,758
                         14,000    Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview
                                   Health Services Project), VRDN, Series B, 3.96% due 11/15/2029 (a)(j)                   14,000
                          2,500    Minnesota Rural Water Finance Authority, Public Projects Construction Revenue
                                   Notes, 4.25% due 9/15/2006                                                               2,506
                         66,500    Minnesota State, CP, 3.70% due 7/13/2006                                                66,500
                          4,500    Minnesota State, CP, 3.70% due 7/13/2006                                                 4,500
                          1,690    Minnesota State, GO, ROCS, VRDN, Series II-R-4065, 4.01% due 8/01/2023 (j)               1,690

Mississippi - 2.3%        3,520    Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                                   Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT, 3.97%
                                   due 5/01/2028 (j)                                                                        3,520
                         59,649    Mississippi Development Bank, Special Obligation Revenue Bonds (Municipal Gas
                                   Authority of Mississippi - Natural Gas Supply Project), VRDN, 3.99% due
                                   7/01/2015 (j)                                                                           59,649
                         12,500    Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 4.47% due
                                   10/01/2007 (j)                                                                          12,500
                         95,330    Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT, Series
                                   1212, 4.04% due 12/01/2008 (j)                                                          95,330
                         25,900    Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                                   (Mississippi Baptist Medical Center), VRDN, 4% due 7/01/2012 (j)                        25,900
                          7,000    Mississippi State, Capital Improvement, GO, VRDN, 3.95% due 9/01/2025 (j)                7,000
                          5,950    University of Mississippi Educational Building Corporation Revenue Bonds (The
                                   University of Mississippi Medical Center Pediatric and Research Facilities Project),
                                   VRDN, 3.98% due 6/01/2034 (a)(j)                                                         5,950

Missouri - 0.9%           6,305    Kansas City, Missouri, Municipal Assistance Corporation Revenue Bonds, FLOATS,
                                   VRDN, Series Z-15, 4.04% due 11/12/2025 (a)(j)                                           6,305
                         14,100    Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson
                                   Gallery Foundation), VRDN, Series A, 3.93% due 12/01/2033 (j)                           14,100
                          9,500    Missouri-Illinois Bi-State Development Agency, Subordinate Mass Transit Revenue
                                   Bonds (Metrolink Cross County Extension Project), VRDN, Series A, 3.98% due
                                   10/01/2035 (j)                                                                           9,500
                         28,550    Missouri State Health and Educational Facilities Authority, Health Facilities
                                   Revenue Bonds (BJC Health System), VRDN, Series B, 3.94% due 5/15/2034 (j)              28,550
                            650    Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding
                                   Bonds, VRDN, AMT, Series A, 4.34% due 9/01/2038 (j)                                        650
                         21,735    University of Missouri, System Facilities Revenue Bonds, VRDN, Series B, 3.95%
                                   due 11/01/2035 (j)                                                                      21,735

Multi-States - 2.3%     180,415    ROCS Pooled Program Trust II, VRDN, Series 8004-AO, 4.07% due 3/01/2007 (j)            180,415
                          3,000    ROCS Pooled Program Trust II, VRDN, Series 8012-JD, 4.07% due 3/01/2007 (j)              3,000
                         19,740    ROCS Pooled Program Trust II, VRDN, Series 8016-AO, 4.07% due 3/01/2007 (j)             19,740

Nebraska - 1.8%          72,200    American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National
                                   Public Gas Agency Project), VRDN, Series B, 3.98% due 2/01/2014 (j)                     72,200
                         19,411    American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds, VRDN,
                                   Series A, 3.99% due 12/01/2015 (j)                                                      19,411
                          2,000    Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds, VRDN,
                                   Series 1016, Class A, 4.02% due 1/01/2035 (a)(j)                                         2,000
                          6,000    Eclipse Funding Trust, Solar Eclipse Certificates, Omaha, Nebraska, Public
                                   Power District Revenue Bonds, VRDN, Series 2006-0025, 4% due 2/01/2036 (a)(j)            6,000
                          4,355    Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS,
                                   VRDN, Series II-R-2051, 4.01% due 4/01/2022 (e)(j)                                       4,355
                          3,725    Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-205,
                                   4.05% due 6/01/2013 (f)(j)                                                               3,725
                         36,000    Nebraska Public Power District, CP, 3.67% due 9/06/2006                                 36,000
                          4,995    Nebraska Public Power District Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-209, 4.01% due 1/01/2012 (f)(j)                                                     4,995
                         15,500    Omaha, Nebraska, Public Power District, CP, 3.67% due 9/06/2006                         15,500

Nevada - 0.8%            29,185    ABN AMRO MuniTops Certificates Trust, Clark County, Nevada, Airport Revenue
                                   Bonds, VRDN, Series 1999-15, 4% due 1/02/2008 (f)(j)                                    29,185
                          5,700    Clark County, Nevada, Airport System Subordinate Lien Revenue Refunding Bonds,
                                   VRDN, Series C, 3.96% due 7/01/2029 (b)(j)                                               5,700
                          2,495    Clark County, Nevada, IDR, Refunding, PUTTERS, VRDN, AMT, Series 722, 4.04%
                                   due 12/01/2012 (b)(j)                                                                    2,495
                          9,030    Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN, Series
                                   B 10, 4.01% due 6/01/2024 (f)(j)                                                         9,030
                          5,850    Nevada State Department of Business and Industry, Solid Waste Disposal Revenue
                                   Bonds (Republic Services Inc. Project), VRDN, AMT, 4.20% due 12/01/2034 (j)              5,850
                          9,330    Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding Bonds, ROCS,
                                   VRDN, Series II-R-6078, 4.01% due 1/01/2027 (e)(j)                                       9,330
                          7,215    Washoe County, Nevada, School District, GO, ROCS, VRDN, Series II-R-2012, 4.01%
                                   due 6/01/2020 (b)(j)                                                                     7,215

New Hampshire - 1.2%      5,139    New Hampshire Higher Educational and Health Facilities Authority, Revenue
                                   Refunding Bonds, FLOATS, VRDN, Series 772, 4.01% due 1/01/2017 (b)(j)                    5,139
                         10,120    New Hampshire Higher Educational and Health Facilities Authority, Revenue
                                   Refunding Bonds, FLOATS, VRDN, Series 866, 4.01% due 8/15/2021 (b)(j)                   10,120
                          7,415    New Hampshire State Business Finance Authority, Resource Recovery Revenue
                                   Refunding Bonds (Wheelabrator), VRDN, Series A, 4% due 1/01/2018 (j)                     7,415
                         20,000    New Hampshire State Business Fund, CP, 3.73% due 7/13/2006                              20,000
                         50,600    New Hampshire State Industrial Finance Agency, CP, 3.68% due 8/14/2006                  50,600
                          4,650    Strafford County, New Hampshire, GO, TAN, 4% due 12/28/2006                              4,664
                         10,500    Strafford County, New Hampshire, GO, TAN, 4.50% due 12/28/2006                          10,558

New Jersey - 1.5%        16,754    East Brunswick Township, New Jersey, GO, BAN, 4.25% due 1/05/2007                       16,830
                          5,855    Municipal Securities Trust Certificates, New Jersey State Transportation Trust
                                   Fund Authority, Transportation System Revenue Bonds, VRDN, Series 2006-3010,
                                   Class A, 4.08% due 6/13/2024 (a)(j)(m)                                                   5,855
                         11,265    Municipal Securities Trust Certificates, New Jersey State Transportation Trust
                                   Fund Authority, Transportation System Revenue Bonds, VRDN, Series 2006-3013,
                                   Class A, 4.08% due 11/05/2026 (b)(j)(m)                                                 11,265
                         14,740    New Jersey EDA, Revenue Bonds (Presbyterian Homes), VRDN, Series B, 3.97% due
                                   12/01/2032 (j)                                                                          14,740
                          8,370    New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS,
                                   VRDN, Series 702, 4.02% due 7/01/2014 (f)(j)                                             8,370
                          6,815    New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 15Z, 4.03% due 12/15/2031 (b)(j)                                                  6,815
                         14,600    New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS, VRDN,
                                   Series 1365, 4.04% due 6/15/2023 (f)(j)                                                 14,600
                         22,325    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1,
                                   3.90% due 1/01/2024 (e)(j)                                                              22,325
                         30,000    Passaic, New Jersey, GO, Refunding, BAN, 4.50% due 6/08/2007                            30,253

New Mexico - 0.7%         7,355    New Mexico Finance Authority, Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-7509, 4.01% due 6/15/2023 (a)(j)                                                    7,355
                         37,700    New Mexico Mortgage Finance Authority, S/F Mortgage Program Revenue Bonds,
                                   VRDN, AMT, 4.34% due 7/01/2007 (j)                                                      37,700
                         15,000    New Mexico State, Severance Tax Refunding Bonds, Series A, 5% due 7/01/2006             15,001

New York - 6.7%           6,000    Chautauqua County, New York, GO, TAN, 4% due 7/28/2006                                   6,005
                         24,000    Commack, New York, Union Free School District, GO, Refunding, BAN, 4.25% due
                                   11/17/2006                                                                              24,098
                         24,700    Eagle Tax-Exempt Trust, New York State Dormitory Authority (Memorial Sloan),
                                   VRDN, Series 98, Class 3202, 4.02% due 7/01/2023 (j)                                    24,700
                         30,000    Erie County, New York, GO, RAN, 3.75% due 7/13/2006                                     30,005
                         20,000    Metropolitan Transportation Authority, New York, CP, 3.70% due 9/08/2006                20,000
                        117,300    Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                   Refunding Bonds, VRDN, Series B, 3.90% due 11/01/2022 (e)(j)                           117,300
                          8,000    Monticello, New York, Central School District, GO, BAN, 4% due 7/28/2006                 8,007
                         13,995    Municipal Securities Trust Certificates Revenue Bonds, New York City, New York,
                                   City Transitional Finance Authority, VRDN, Series 2002-202, Class A, 4% due
                                   10/21/2010 (b)(j)                                                                       13,995
                         24,000    New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC
                                   Project), VRDN, Series A, 4.02% due 11/01/2039 (j)                                      24,000
                         39,100    New York City, New York, City Municipal Water Finance Authority, CP, 3.65%
                                   due 8/17/2006                                                                           39,100
                         40,000    New York City, New York, City Municipal Water Finance Authority, CP, 3.42%
                                   due 8/24/2006                                                                           40,000
                          6,260    New York City, New York, City Municipal Water Finance Authority, Water and
                                   Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 3.99% due
                                   6/15/2024 (e)(j)                                                                         6,260
                          6,885    New York City, New York, City Transitional Finance Authority, Future Tax
                                   Secured Revenue Bonds, VRDN, Series C, 3.95% due 5/01/2028 (j)                           6,885
                          2,500    New York City, New York, City Transitional Finance Authority, Future Tax
                                   Secured Revenue Refunding Bonds, VRDN, Sub-Series C5, 3.95% due 8/01/2031 (j)            2,500
                         11,500    New York City, New York, City Transitional Finance Authority, Special Tax Revenue
                                   Refunding Bonds, VRDN, Series C, 3.90% due 2/01/2032 (j)                                11,500
                         25,000    New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.54% due 12/15/2033 (j)     25,000
                          1,500    New York State Dormitory Authority, Mental Health Facilities Improvement
                                   Revenue Refunding Bonds, VRDN, Series F-2B, 3.95% due 2/15/2021 (e)(j)                   1,500
                          6,500    New York State HFA, Service Contract Revenue Refunding Bonds, VRDN, Series G,
                                   3.95% due 3/15/2028 (j)                                                                  6,500
                          6,500    New York State Local Government Assistance Corporation, Revenue Refunding
                                   Bonds, Sub-Lien, VRDN, Series 3V, 3.90% due 4/01/2024 (b)(j)                             6,500
                         11,000    Oceanside, New York, Union Free School District, GO, TAN, 4.50% due 6/27/2007           11,076
                         60,000    Suffolk County, New York, GO, TAN, Series I, 4.25% due 8/16/2006                        60,079
                         47,100    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                   VRDN, Series A, 3.90% due 11/01/2035 (j)                                                47,100
                         18,985    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                   VRDN, Series B, 3.95% due 1/01/2033 (j)                                                 18,985
                          5,300    Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                   Refunding Bonds, VRDN, Series C, 3.93% due 1/01/2031 (e)(j)                              5,300
                         20,280    Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                   Refunding Bonds, VRDN, Series D, 3.93% due 1/01/2031 (e)(j)                             20,280
                         25,000    William Floyd Union Free School District of Mastics-Moriches-Shirley, GO, TAN,
                                   4.50% due 6/29/2007                                                                     25,155

North Carolina - 2.0%    38,500    Chapel Hill University, North Carolina, Hospital Revenue Refunding Bonds, VRDN,
                                   Series B, 3.99% due 2/15/2031 (j)                                                       38,500
                         19,995    Municipal Securities Trust Certificates, North Carolina Eastern Municipal Power
                                   Agency, GO, Refunding, VRDN, Series 2002-201, Class A, 4.01% due 4/12/2017 (j)          19,995
                          4,025    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                   MERLOTS, VRDN, Series A22, 4.01% due 1/01/2024 (j)                                       4,025
                         49,500    North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                                   (Novant Health Group), VRDN, Series A, 3.97% due 11/01/2034 (j)                         49,500
                         38,525    North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding
                                   Bonds (University Health Systems of Eastern Carolina), VRDN, Series C1, 4%
                                   due 12/01/2036 (a)(j)                                                                   38,525
                         15,000    North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                   Memorial Health System), VRDN, Series A, 3.96% due 10/01/2035 (j)                       15,000
                          3,000    North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                   Memorial Health System), VRDN, Series B, 3.96% due 10/01/2035 (j)                        3,000
                          4,100    North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled Equipment
                                   Financing Project), ACES, VRDN, 3.95% due 12/01/2025 (f)(j)                              4,100
                          4,500    North Carolina State, GO, MERLOTS, VRDN, Series A23, 4.01% due 3/01/2027 (j)             4,500
                          3,500    Wake County, North Carolina, Industrial Facilities and Pollution Control Financing
                                   Authority Revenue Bonds (Solid Waste Disposal-Highway 55), VRDN, AMT, 4.08% due
                                   9/01/2013 (j)                                                                            3,500

Ohio - 1.6%              12,425    Dublin, Ohio, City School District, School Construction, GO, Refunding, BAN,
                                   4.25% due 11/16/2006                                                                    12,460
                          4,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN,
                                   Series 2004-34, Class A, 4.02% due 12/01/2031 (e)(j)                                     4,000
                          5,000    Franklin County, Ohio, Health Care Facilities Revenue Refunding Bonds (Ohio
                                   Presbyterian Services), VRDN, Series A, 4.02% due 7/01/2036 (h)(j)                       5,000
                          6,000    Greene County, Ohio, GO, BAN, 4.50% due 12/14/2006                                       6,029
                         28,000    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Twin Towers and
                                   Twin Lakes), VRDN, Series A, 4% due 7/01/2023 (j)                                       28,000
                          9,000    Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                   Redevelopment Corporation Project), VRDN, 4.02% due 8/01/2036 (j)                        9,000
                         14,500    Marysville, Ohio, Wastewater Treatment System Revenue Bonds, BAN, 4.50% due
                                   12/21/2006                                                                              14,575
                          3,500    Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN,
                                   Series A, 4% due 11/15/2022 (j)                                                          3,500
                          2,370    Municipal Securities Trust Certificates, Princeton, Ohio, City School District,
                                   GO, VRDN, Series SGB 50-A, 4.01% due 12/01/2030 (f)(j)                                   2,370
                          7,900    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                   Gas and Electric), VRDN, Series A, 4.15% due 9/01/2030 (j)                               7,900
                         16,300    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                   Gas and Electric), VRDN, Series B, 4.17% due 9/01/2030 (j)                              16,300
                         23,955    Ohio State, GO, Common Schools, VRDN, Series A, 3.98% due 3/15/2025 (j)                 23,955
                          2,500    Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN,
                                   AMT, 4.25% due 11/01/2035 (j)                                                            2,500
                          3,000    Ohio State Water Development Authority, Pollution Control Revenue Refunding
                                   Bonds (Ohio Edison Company), VRDN, Series A, 4.10% due 6/01/2033 (j)                     3,000
                          3,000    Shaker Heights, Ohio, GO, BAN, 4.50% due 12/08/2006                                      3,014

Oklahoma - 0.9%           3,300    Cleveland County, Oklahoma, Home Loan Authority, S/F Mortgage Revenue Refunding
                                   Bonds, VRDN, Series A, 5.05% due 4/25/2007 (j)                                           3,300
                         16,862    Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                                   VRDN, Series A, 4.809% due 10/02/2006 (j)                                               16,862
                          3,584    Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                                   VRDN, Series A, 4.22% due 5/01/2007 (j)                                                  3,584
                         34,985    Morgan Keegan Municipal Products, Inc., Oklahoma County, Oklahoma, HFA, S/F
                                   Revenue Bonds, VRDN, AMT, Series A, 4.07% due 5/01/2009 (j)                             34,985
                          7,500    Oklahoma State Capitol Improvement Authority, State Facilities Revenue Bonds
                                   (Higher Education Projects), VRDN, Series D-4, 3.97% due 7/01/2034 (g)(j)                7,500
                          5,700    Oklahoma State Capitol Improvement Authority, State Facilities Revenue Bonds
                                   (Higher Education Projects), VRDN, Series D-5, 3.97% due 7/01/2035 (g)(j)                5,700
                          7,500    Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips
                                   Company Project), VRDN, AMT, 3.45% due 12/01/2006 (j)                                    7,500
                          2,500    Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips
                                   Company Project), VRDN, AMT, Series B, 4.07% due 8/01/2037 (j)                           2,500
                          1,118    Oklahoma State, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 4.34% due 8/31/2006 (j)      1,118

Oregon - 0.1%            11,730    ABN AMRO MuniTops Certificates Trust, Portland, Oregon, GO, VRDN, Series
                                   2001-4, 4.01% due 6/01/2009 (f)(j)                                                      11,730

Pennsylvania - 3.7%      37,315    Allegheny County, Pennsylvania, GO, Refunding, VRDN, Series C-50, 4.01% due
                                   5/01/2027 (j)                                                                           37,315
                         27,490    Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Bonds,
                                   PUTTERS, VRDN, Series 1281, 4.01% due 1/15/2011 (b)(j)                                  27,490
                          7,500    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                   (University of Pittsburgh Medical Center), VRDN, Series B-1, 4.09% due
                                   12/01/2016 (j)                                                                           7,500
                          7,800    Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                                   (Chapelridge Benton Project), VRDN, AMT, Series C, 4.05% due 6/01/2032 (j)               7,800
                          2,500    Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                                   VRDN, 3.99% due 12/01/2014 (j)                                                           2,500
                         19,850    Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                                   Revenue Bonds, VRDN, Series D, 3.97% due 12/01/2020 (j)                                 19,850
                         13,200    Emmaus, Pennsylvania, General Authority Revenue Bonds (Pennsylvania Loan Program),
                                   VRDN, Series A, 4% due 3/01/2030 (e)(j)                                                 13,200
                         11,925    Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, Series A, 4% due
                                   3/01/2024 (j)                                                                           11,925
                          9,897    Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 820, 4.01% due 7/01/2022 (f)(j)                                                   9,897
                         12,000    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 4% due
                                   9/15/2020 (j)                                                                           12,000
                          4,995    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                                   4.01% due 2/15/2027 (f)(j)                                                               4,995
                          6,700    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                   Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B,
                                   4.14% due 10/01/2034 (j)                                                                 6,700
                         15,150    Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, FLOATS, VRDN,
                                   Series 1402, 4.02% due 12/01/2024 (a)(j)                                                15,150
                          8,290    Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
                                   Series B, 3.97% due 12/01/2012 (j)                                                       8,290
                         67,800    Philadelphia, Pennsylvania, Gas Works, CP, 3.37% due 7/06/2006                          67,800
                          5,000    Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN, Series 6,
                                   3.98% due 8/01/2031 (e)(j)                                                               5,000
                         17,500    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                   Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series B,
                                   3.98% due 7/01/2025 (j)                                                                 17,500
                         12,765    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                   3.96% due 6/15/2023 (e)(j)                                                              12,765
                         15,000    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                   Series B, 3.95% due 8/01/2018 (e)(j)                                                    15,000
                         18,000    Temple University of the Commonwealth System of Higher Education, Pennsylvania,
                                   University Funding Obligations, Revenue Refunding Bonds,, 5% due 4/26/2007              18,188
                         10,640    Washington County, Pennsylvania, IDA, Health Care Facilities Revenue Bonds
                                   (Presbyterian Senior Care), VRDN, 3.96% due 1/01/2030 (h)(j)                            10,640

Rhode Island - 0.8%      12,500    Lincoln, Rhode Island, GO, BAN, 4.25% due 8/01/2006                                     12,513
                         26,035    Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 568,
                                   4.01% due 9/01/2017 (f)(j)                                                              26,035
                         15,895    Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 720,
                                   4.01% due 11/01/2022 (b)(j)                                                             15,895
                         13,700    Rhode Island State Health and Educational Building Corporation, Higher
                                   Education Facilities Revenue Bonds (Brown University), VRDN, Series A, 3.97%
                                   due 5/01/2035 (j)                                                                       13,700

South Carolina - 1.3%    12,195    ABN AMRO MuniTops Certificates Trust, Lexington County, South Carolina, GO, VRDN,
                                   Series 2001-37, 4.01% due 2/01/2010 (b)(j)                                              12,195
                          2,625    Charleston Educational Excellence Financing Corporation, South Carolina, ROCS,
                                   VRDN, Series II-R-515, 4.01% due 12/01/2030 (j)(k)                                       2,625
                         11,500    Eagle Tax-Exempt Trust, South Carolina State Public Service Authority, Revenue
                                   Bonds, VRDN, Series 2006-0007, Class A, 4.02% due 1/01/2036 (f)(j)                      11,500
                          9,500    Eagle Tax-Exempt Trust, South Carolina State Public Service Authority, Revenue
                                   Refunding Bonds, VRDN, Series 2006-0019, Class A, 4.02% due 1/01/2039 (f)(j)             9,500
                          6,380    Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                                   Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT, 4.01% due 4/01/2027 (j)          6,380
                         23,700    Greenville Hospital System, South Carolina, Hospital Facilities Revenue Bonds,
                                   VRDN, Series A, 3.95% due 5/01/2035 (a)(j)                                              23,700
                         22,750    Greenville Hospital System, South Carolina, Hospital Facilities Revenue Bonds,
                                   VRDN, Series B, 3.95% due 5/01/2035 (a)(j)                                              22,750
                          8,035    Medical University Hospital Authority, South Carolina, Hospital Facilities,
                                   Revenue Refunding Bonds, VRDN, Series A-5, 4.02% due 8/15/2027 (f)(j)(l)                 8,035
                          2,100    South Carolina Housing Finance and Development Authority, Mortgage Revenue
                                   Bonds, ROCS, VRDN, AMT, Series II-R-398, 4.05% due 7/01/2034 (e)(j)                      2,100
                          6,250    South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 4.12% due
                                   12/01/2033 (j)                                                                           6,250
                         12,500    South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS, VRDN,
                                   Series 728, 4.01% due 10/01/2022 (a)(j)                                                 12,500

Tennessee - 5.3%          8,110    Blount County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series A-4-A, 3.99% due 6/01/2032 (j)                   8,110
                         30,000    Blount County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series D-3-A, 3.99% due 6/01/2034 (j)                  30,000
                          4,000    Blount County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series D-7-C, 4% due 6/01/2032 (j)(n)                   4,000
                          4,175    Blount County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series D-1-F, 3.93% due 6/01/2030 (a)(j)                4,175
                         34,295    Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                   (Tennessee Municipal Bond Fund), VRDN, 4% due 11/01/2027 (j)                            34,295
                         62,025    Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                   (Tennessee Municipal Bond Fund), VRDN, 4% due 6/01/2029 (j)                             62,025
                         10,400    Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                   (Tennessee Municipal Bond Fund), VRDN, 3.99% due 7/01/2034 (j)                          10,400
                         23,000    Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                   (Tennessee Municipal Bond Fund), VRDN, 3.99% due 11/01/2035 (j)                         23,000
                          1,460    Jackson, Tennessee, Health, Educational and Housing Facilities Board, M/F Housing
                                   Revenue Bonds (Villages at Old Hickory Project), VRDN, AMT, 4.38% due 12/01/2006 (j)     1,460
                          8,100    Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company Project),
                                   VRDN, 3.98% due 6/01/2023 (j)                                                            8,100
                          6,020    Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue
                                   Bonds (Not-for-Profit M/F Program), VRDN, 4.12% due 8/01/2032 (j)                        6,020
                         10,000    Metropolitan Government of Nashville and Davidson County, Tennessee, CP, 3.38%
                                   due 8/14/2006                                                                           10,000
                         10,000    Metropolitan Government of Nashville and Davidson County, Tennessee, CP, 3.38%
                                   due 8/16/2006                                                                           10,000
                          2,980    Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                                   Bonds (Montgomery County Loan Pool), VRDN, 4% due 7/01/2019 (j)                          2,980
                          9,550    Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                                   Bonds (Tennessee County Loan Pool), VRDN, 3.99% due 7/01/2034 (j)                        9,550
                         24,000    Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                                   Bonds (Tennessee County Loan Pool), VRDN, 3.99% due 2/01/2036 (j)                       24,000
                         20,540    Morgan Keegan Municipal Products, Inc., Tennessee HDA, Revenue Bonds, VRDN, AMT,
                                   Series C, 4.07% due 8/09/2007 (j)                                                       20,540
                          7,100    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series II-A-1, 4% due 6/01/2024 (a)(j)                  7,100
                         10,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series III-D-2, 4% due 6/01/2017 (a)(j)                10,000
                          3,970    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series III-D-6, 4% due 6/01/2020 (a)(j)                 3,970
                         18,825    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series III-E-1, 4% due 6/01/2025 (j)                   18,825
                         10,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series III-E-4, 4% due 6/01/2025 (a)(j)                10,000
                          6,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series IV-A-4, 4% due 6/01/2020 (e)(j)                  6,000
                          6,500    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series IV-F-2, 4% due 6/01/2020 (a)(j)                  6,500
                          8,050    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-B-1, 4% due 6/01/2024 (j)                     8,050
                         17,500    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-C-1, 3.93% due 6/01/2034 (a)(j)              17,500
                         10,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-C-2, 4% due 6/01/2039 (a)(j)                 10,000
                          9,600    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-D-2, 4% due 6/01/2024 (a)(j)                  9,600
                          6,925    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-E-1, 4% due 6/01/2020 (a)(j)                  6,925
                          5,850    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-F-3, 4% due 6/01/2030 (j)(n)                  5,850
                          3,620    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement, Revenue Refunding Bonds, VRDN, Series II-E-2, 4% due 6/01/2021 (a)(j)       3,620
                          4,575    Shelby County, Tennessee, GO, Refunding, ROCS, VRDN, Series II-R-3023, 4.01%
                                   due 4/01/2020 (f)(j)                                                                     4,575
                         10,000    Shelby County, Tennessee, Public Improvement and Schools, GO, VRDN, Series B,
                                   4% due 4/01/2030 (j)                                                                    10,000
                         38,290    The Tennergy Corporation, Tennessee, Gas Revenue Bonds, PUTTERS, VRDN, Series
                                   1258Q, 4.03% due 11/01/2013 (j)                                                         38,290
                         12,155    Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series CN-1, 4.887% due
                                   8/10/2006 (j)                                                                           12,155
                         11,450    Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series CN-1, 4.983% due
                                   8/10/2006 (j)                                                                           11,450

Texas - 12.8%            13,500    ABN AMRO MuniTops Certificates Trust, San Antonio, Texas, Electric and Gas Revenue
                                   Bonds, VRDN, Series 1998-22, 4.02% due 1/03/2007 (f)(j)(m)                              13,500
                         29,950    ABN AMRO MuniTops Certificates Trust, San Antonio, Texas, Independent School
                                   District, VRDN, Series 1999-10, 4% due 3/07/2007 (j)                                    29,950
                          9,030    ABN AMRO MuniTops Certificates Trust, Texas Permanent School Fund, Independent
                                   School District, GO, VRDN, Series 2001-8, 4.02% due 2/15/2007 (j)                        9,030
                          4,485    Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, ROCS, VRDN,
                                   Series II-R-6029, 4.01% due 11/15/2024 (a)(j)                                            4,485
                          1,300    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-1, 4% due 8/15/2031 (f)(j)    1,300
                         10,000    Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                                   Revenue Bonds (BASF Corp.), VRDN, AMT, 4.07% due 4/01/2032 (j)                          10,000
                          4,200    Brazos River Harbor Navigation District, Texas, Brazoria County Environmental
                                   Revenue Bonds (Dow Chemical Company), VRDN, Series A-2, 4.11% due 5/15/2033 (j)          4,200
                          2,400    Brazos River Harbor Navigation District, Texas, Brazoria County Environmental
                                   Revenue Bonds (Dow Chemical Company), VRDN, Series B-1, 4.09% due 5/15/2033 (j)          2,400
                         25,000    Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds
                                   (BASF Corporation Project), VRDN, AMT, 4.05% due 5/01/2038 (j)                          25,000
                          1,995    Brownsville, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-4074, 4.01% due 9/01/2024 (a)(j)                                                    1,995
                          5,340    Central Texas Housing Finance Corporation, VRDN, 5.091% due 7/03/2006 (j)                5,340
                          7,315    Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax
                                   Revenue Refunding Bonds, ROCS, VRDN, Series II-R-2001, 4.01% due 9/01/2017 (a)(j)        7,315
                          3,720    Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN,
                                   Series II-R-2149, 4.01% due 7/15/2024 (e)(j)                                             3,720
                          4,408    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, FLOATS, VRDN,
                                   AMT, Series 824, 4.04% due 11/01/2015 (a)(j)                                             4,408
                          7,140    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN,
                                   AMT, Series 350, 4.04% due 5/01/2011 (f)(j)                                              7,140
                          2,500    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN,
                                   AMT, Series 351, 4.04% due 5/01/2008 (e)(j)                                              2,500
                          4,995    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN,
                                   AMT, Series 385, 4.04% due 5/01/2008 (b)(j)                                              4,995
                          3,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                   Series II-R-268, 4.05% due 11/01/2033 (f)(j)                                             3,000
                          3,425    Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds, PUTTERS,
                                   VRDN, AMT, Series 1019, 4.04% due 5/01/2010 (b)(j)                                       3,425
                         25,300    Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT, Series
                                   SGB-49, 4% due 11/01/2023 (f)(j)                                                        25,300
                          9,495    Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT, Series
                                   SGB-52, 3.30% due 11/01/2017 (f)(j)                                                      9,495
                         23,885    Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN,
                                   AMT, Series SGB-46, 4.07% due 11/01/2020 (f)(j)                                         23,885
                         30,195    Dallas, Texas, Area Rapid Transit, CP, 3.60% due 8/01/2006                              30,195
                          2,820    Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2078, 4.01% due 12/01/2022 (a)(j)                                                   2,820
                          2,500    Denton, Texas, Independent School District, GO, VRDN, Series 2005-A, 4.01% due
                                   8/01/2035 (j)                                                                            2,500
                          8,435    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                                   Bonds, AMT, VRDN, Series 2003-0020, Class A, 4.06% due 11/01/2032 (a)(j)                 8,435
                          6,000    Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 4.02% due
                                   12/01/2026 (a)(j)                                                                        6,000
                          4,915    Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 4.02%
                                   due 8/15/2026 (j)                                                                        4,915
                         14,500    Eagle Tax-Exempt Trust, San Antonio, Texas, Water Revenue Refunding Bonds, VRDN,
                                   Series 2006-0005, Class A, 4.02% due 5/15/2040 (f)(j)                                   14,500
                          4,500    Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 4.01% due 3/01/2032 (f)(j)            4,500
                          5,300    Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding
                                   Bonds (Southern Air Transport), VRDN, 4.03% due 3/01/2010 (j)                            5,300
                         19,000    Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                                   Bonds (American Aeryl LP Project), VRDN, AMT, 4.05% due 5/01/2038 (j)                   19,000
                          2,200    Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Air Products Project),
                                   VRDN, AMT, 4.06% due 12/01/2039 (j)                                                      2,200
                          2,500    Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Waste Management Inc.),
                                   VRDN, AMT, Series A, 4.05% due 4/01/2019 (j)                                             2,500
                         10,470    Harris County-Houston, Texas, Sports Authority, Special Revenue Refunding Bonds,
                                   TOCS, VRDN, Series Z-3, 4.04% due 11/15/2025 (f)(j)                                     10,470
                         12,700    Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Texas Children's Hospital), VRDN, Series B-1, 4% due 10/01/2029 (f)(j)           12,700
                         70,000    Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (Methodist Hospital System), VRDN, Series A, 3.60% due 12/01/2032 (j)             70,000
                         14,000    Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (Saint Luke's Episcopal Hospital), VRDN, Series A, 4% due 2/15/2032 (b)(j)        14,000
                         16,840    Harris County, Texas, Health Facilities Development Corporation, Special
                                   Facilities Revenue Bonds (Texas Medical Center Project), VRDN, Series B, 4%
                                   due 5/15/2029 (e)(j)                                                                    16,840
                         31,350    Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                                   Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, 4.10% due 2/01/2023 (j)       31,350
                         10,245    Harris County, Texas, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-1030,
                                   4.01% due 8/15/2017 (e)(j)                                                              10,245
                         15,000    Houston, Texas, CP, 3.70% due 9/07/2006                                                 15,000
                         29,675    Houston, Texas, Independent School District, GO, VRDN, 3.63% due 6/15/2007 (j)          29,675
                          5,350    Houston, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-4063, 4.01% due 5/15/2021 (e)(j)                                                    5,350
                          6,000    Houston, Texas, Utility System Revenue Refunding Bonds, TOCS, VRDN, Series A,
                                   4.01% due 5/25/2012 (e)(j)                                                               6,000
                          4,975    Lewisville, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
                                   Series 701, 4.01% due 8/15/2010 (b)(j)                                                   4,975
                         10,395    Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                                   Bonds, VRDN, Series 2001-134, Class A, 4.03% due 5/15/2010 (e)(j)                       10,395
                          8,620    Municipal Securities Trust Certificates, Houston, Texas, Independent School
                                   District, GO, Refunding, VRDN, Series 233, Class A, 4.08% due 1/09/2014 (j)              8,620
                         32,000    North Central Texas, CP, 3.40% due 8/02/2006                                            32,000
                         20,000    North Central Texas, CP, 3.61% due 8/04/2006                                            20,000
                         17,335    Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                                   Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 4.07% due 12/01/2027 (j)       17,335
                         10,000    Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                                   Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                                   4.06% due 4/01/2036 (j)                                                                 10,000
                          8,400    Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                                   Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                                   4.03% due 5/01/2040 (j)                                                                  8,400
                         20,000    Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation Project),
                                   VRDN, AMT, 4.12% due 4/01/2033 (j)                                                      20,000
                         10,000    Port Arthur, Texas, Navigation District Revenue Bonds, Multi-Mode (Atofina
                                   Petrochemicals), VRDN, AMT, Series B, 4.25% due 4/01/2027 (j)                           10,000
                          6,000    Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal
                                   Revenue Bonds (Flint Hills Resources LP Project), VRDN, AMT, 4.29% due 1/01/2030 (j)     6,000
                          4,500    Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal
                                   Revenue Bonds (Flint Hills Resources LP Project), VRDN, AMT, 4.29% due 1/01/2030 (j)     4,500
                         50,000    Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal,
                                   Revenue Refunding Bonds (Flint Hills Resources LP Project), VRDN, AMT, Series A,
                                   4.26% due 7/01/2029 (j)                                                                 50,000
                          5,925    San Antonio, Texas, Convention Center Hotel Finance Corporation, Contract
                                   Revenue Bonds, ROCS, VRDN, AMT, Series II-R-363, 4.05% due 7/15/2039 (a)(j)              5,925
                         10,000    San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, VRDN, Series SG-51,
                                   4% due 8/15/2019 (j)                                                                    10,000
                          4,155    Socorro, Texas, Independent School District, GO, ROCS, VRDN, Series II-R-2222,
                                   4.01% due 8/15/2022 (j)                                                                  4,155
                          6,000    Southeast Texas Housing Finance Corporation, Revenue Refunding Bonds, VRDN, AMT,
                                   Series A-2, 3.60% due 2/16/2007 (c)(i)(j)                                                6,000
                          1,600    Southwest Texas Higher Education Authority, Incorporated Revenue Refunding Bonds
                                   (Southern Methodist University), VRDN, 3.94% due 7/01/2015 (j)                           1,600
                          6,870    Texas Municipal Power Agency, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1323,
                                   4.01% due 3/01/2014 (f)(j)                                                               6,870
                         10,000    Texas Public Finance Authority, CP, 3.60% due 9/01/2006                                 10,000
                         15,000    Texas State Affordable Housing Corporation, M/F Housing Revenue Bonds, FLOATS,
                                   VRDN, Series 12TP, 4.02% due 3/01/2032 (f)(j)                                           15,000
                          9,160    Texas State, GO (College Student Loan), Refunding, VRDN, AMT, 2.85% due
                                   7/01/2006 (j)                                                                            9,160
                         45,000    Texas State, GO (College Student Loan), Refunding, VRDN, AMT, 2.85% due
                                   7/01/2006 (j)                                                                           45,000
                        255,230    Texas State, GO, TRAN, 4.50% due 8/31/2006                                             255,857
                         20,575    Texas State Turnpike Authority, Central Texas Turnpike System, First Tier
                                   Revenue Bonds, VRDN, Series B, 3.95% due 8/15/2042 (a)(j)                               20,575
                          5,425    Texas State University, System Financing Revenue Refunding Bonds, ROCS, VRDN,
                                   Series II-R-1011, 4.01% due 3/15/2019 (e)(j)                                             5,425
                         13,200    Texas Water Development Board, State Revolving Fund, Subordinate Lien Revenue
                                   Refunding Bonds, VRDN, 3.96% due 7/15/2026 (j)                                          13,200
                          3,798    Travis County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                                   VRDN, Series 2001-1, 4.23% due 5/01/2007 (j)                                             3,798
                          4,335    Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series
                                   959, 4.01% due 1/01/2016 (a)(j)                                                          4,335

Utah - 1.3%              13,050    Intermountain Power Agency, Utah, Power Supply Revenue Bonds, VRDN, Series F,
                                   3.60% due 7/01/2018 (a)(j)                                                              13,050
                         25,300    Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                   Series A, 3.98% due 5/15/2036 (j)                                                       25,300
                         18,050    Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                   Series A, 4% due 5/15/2037 (j)                                                          18,050
                         28,600    Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                   Series B, 4% due 5/15/2037 (j)                                                          28,600
                          5,000    Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                   Series C, 4% due 5/15/2036 (j)                                                           5,000
                          8,915    Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                                   VRDN, Series B, 3.79% due 8/01/2007 (j)                                                  8,915
                          8,300    Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9,
                                   4.02% due 7/01/2034 (a)(j)                                                               8,300
                          6,720    Weber County, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                   Series C, 4% due 2/15/2035 (j)                                                           6,720

Vermont - 0.2%            4,050    Vermont Educational and Health Buildings Financing Agency, Revenue Bonds
                                   (Middlebury College Project), VRDN, Series A, 3.16% due 11/01/2006 (j)                   4,050
                          1,800    Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 4.10% due 5/01/2032 (e)(j)       1,800
                          8,000    Vermont State Student Assistance Corporation, Student Loan Revenue Bonds,
                                   FLOATS, VRDN, 3.40% due 1/01/2008 (j)                                                    8,000

Virginia - 1.1%           6,055    Eagle Tax-Exempt Trust, Richmond, Virginia, Public Utilities Revenue Bonds,
                                   VRDN, Series 2006-0050, Class A, 4.02% due 1/15/2035 (e)(j)                              6,055
                         20,000    Morgan Keegan Municipal Products, Inc., Virginia State, HDA, VRDN, Series E,
                                   4.01% due 12/01/2010 (j)                                                                20,000
                         36,200    Norfolk, Virginia, CP, 3.60% due 7/07/2006                                              36,200
                         38,000    Norfolk, Virginia, CP, 3.68% due 8/10/2006                                              38,000

Washington - 2.4%        20,000    ABN AMRO MuniTops Certificates Trust, Port of Seattle, Washington, Revenue Bonds,
                                   VRDN, Series 1998-16, 4.02% due 10/04/2006 (f)(j)                                       20,000
                         12,620    Central Puget Sound, Washington, Regional Transit Authority, Sales and Use Tax
                                   Revenue Bonds, ROCS, VRDN, Series II-R-7510, 4.01% due 11/01/2023 (a)(j)                12,620
                         22,900    Clark County, Washington, Public Utility District Number 001, Generating System
                                   Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 4% due 1/01/2025 (e)(j)            22,900
                          3,000    Eagle Tax-Exempt Trust, Bellevue, Washington, GO, Refunding, VRDN, Series
                                   2004-1011, Class A, 4.02% due 12/01/2043 (f)(j)                                          3,000
                         19,000    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 3),
                                   VRDN, Series D-3-1, 3.96% due 7/01/2018 (e)(j)                                          19,000
                          8,905    Grant County, Washington, Public Utility District Number 002, Electric Revenue
                                   Refunding Bonds, ROCS, VRDN, Series II-R-2039, 4.01% due 1/01/2019 (e)(j)                8,905
                          5,210    King County, Washington, School District Number 410, Snoqualmie Valley, GO, ROCS,
                                   VRDN, Series II-R-4513, 4.01% due 12/01/2020 (e)(j)                                      5,210
                         14,745    King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN, Series 554,
                                   4.01% due 7/01/2009 (b)(j)                                                              14,745
                          2,260    Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                                   Hydroelectric Revenue Refunding Bonds, VRDN, Series II-R-4026, 4.01% due
                                   10/01/2023 (f)(j)                                                                        2,260
                         14,070    Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel
                                   Tax, GO, VRDN, Series 2001-112, Class A, 4% due 1/07/2021 (j)                           14,070
                          4,945    Port of Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B04,
                                   4.06% due 9/01/2015 (b)(j)                                                               4,945
                          4,945    Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-4006, 4.01% due 9/01/2022 (f)(j)                                                    4,945
                          3,455    Spokane County, Washington, Spokane School District Number 081, GO, ROCS, VRDN,
                                   Series II-R-4000, 4.01% due 12/01/2019 (e)(j)                                            3,455
                          5,585    Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS, VRDN,
                                   Series II-R-2144, 4.01% due 12/01/2022 (f)(j)                                            5,585
                         13,955    Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555,
                                   4.01% due 12/01/2009 (b)(j)                                                             13,955
                          2,725    Washington State, GO, FLOATS, VRDN, Series 1140, 4.04% due 6/01/2016 (b)(j)              2,725
                         15,075    Washington State, GO, PUTTERS, VRDN, Series 333, 4.04% due 12/01/2014 (f)(j)            15,075
                          9,570    Washington State, GO, PUTTERS, VRDN, Series 1312, 4.01% due 1/01/2013 (e)(j)             9,570
                         10,395    Washington State, GO, ROCS, VRDN, Series II-R-6061, 4.01% due 1/01/2022 (a)(j)          10,395
                          6,400    Washington State Housing Finance Commission, M/F Housing Revenue Bonds
                                   (Arbors on the Park Project), VRDN, AMT, 4.05% due 10/01/2024 (j)                        6,400
                         10,595    Washington State University Revenue Bonds, FLOATS, VRDN, Series 1406, 4.01%
                                   due 10/01/2036 (a)(j)                                                                   10,595

West Virginia - 0.2%     10,695    ABN AMRO MuniTops Certificates Trust, West Virginia State, GO, VRDN, Series
                                   2000-12, 4% due 6/04/2008 (f)(j)                                                        10,695
                          9,900    Eagle Tax-Exempt Trust, West Virginia Higher Education Policy Commission,
                                   Revenue Refunding Bonds, Series 2005-0018, Class A, 4.02% due 4/01/2034 (b)(j)           9,900

Wisconsin - 0.5%          2,595    Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                                   4.25% due 8/01/2009 (j)                                                                  2,595
                          2,675    Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS, VRDN, Series II-R-2177,
                                   4.01% due 10/01/2024 (b)(j)                                                              2,675
                          6,000    Wisconsin Public Power Inc., Power Supply System Revenue Bonds, PUTTERS, VRDN,
                                   Series 1150, 4.01% due 7/01/2013 (a)(j)                                                  6,000
                          5,145    Wisconsin Rural Water Construction Loan Program, Commission Revenue Bonds,
                                   BAN, 4.25% due 9/15/2006                                                                 5,158
                          5,855    Wisconsin State, GO, CP, 3.56% due 7/12/2006                                             5,855
                         25,000    Wisconsin State, GO, CP, 3.60% due 9/08/2006                                            25,000

Wyoming - 2.0%           24,200    Sweetwater County, Wyoming, PCR, Refunding (Idaho Power Company Project),
                                   VRDN, Series B, 4.09% due 7/15/2026 (j)                                                 24,200
                        150,000    Wyoming State Education Fund, TRAN, Series A, 4.50% due 6/27/2007                      151,144

Puerto Rico - 0.2%        3,080    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                   Revenue Bonds, TOCS, Series Z-6, 4.04% due 6/26/2037 (b)(j)                              3,080
                         12,800    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                   SGA-43, 3.96% due 7/01/2022 (f)(j)                                                      12,800

                                   Total Investments  (Cost - $9,146,459*)  - 102.4%                                    9,146,459
                                   Liabilities in Excess of Other Assets - (2.4%)                                       (211,953)
                                                                                                                     ------------
                                   Net Assets - 100.0%                                                               $  8,934,506
                                                                                                                     ============


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) Radian Insured.

(i) FNMA/GNMA Collateralized.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) AGC Insured.

(l) FHA Insured.

(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(n) XL Capital Insured.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  August 23, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  August 23, 2006